Convertible Notes - Schedule of Fair Value Measurements Inputs (Details)	Jun. 30, 2025	Jun. 23, 2025	Jun. 16, 2025	Jun. 03, 2025	May 23, 2025	Apr. 23, 2025	Apr. 15, 2025	Apr. 01, 2025	Feb. 24, 2025	Feb. 20, 2025	Jan. 23, 2025	Dec. 23, 2024	Dec. 12, 2024	Dec. 06, 2024	Nov. 22, 2024	Oct. 07, 2024	Sep. 24, 2024
Risk-free rate [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement															4.53
Risk-free rate [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement									4.29		4.28			4.41
Risk-free rate [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement		4.25
Risk-free rate [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	4.04		4.2	4.17			4.02			4.29				4.32			3.86
Risk-free rate [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement												4.39				4.28
Risk-free rate [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement					4.1	4.08		4.15	4.26				4.34
Risk-free rate [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	4.09		4.26	4.23			4.11			4.33				4.42			4.02
Risk-free rate [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement												4.41				4.41
Risk-free rate [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement					4.29	4.1		4.24	4.29				4.35
Estimated volatility rate [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement															37.6
Estimated volatility rate [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement		38.52
Estimated volatility rate [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	28.25		30.6	28.62			28.96			31.36				38.04			37.57
Estimated volatility rate [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement									34.51		34.85	44.96		39.17		38.86
Estimated volatility rate [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement					38.65	35.13		21.78	30.21				38.52
Estimated volatility rate [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	39.62		40.75	44.44			40.19			38.94				43.99			42.09
Estimated volatility rate [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement									35.04		37.2	49.86		48.45		45.27
Estimated volatility rate [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement					42.77	40.1		36.67	40.01				43
Dividend yield [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	0		0	0			0			0				0	0		0
Dividend yield [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement									0		0	0		0		0
Dividend yield [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement		0			0	0		0	0				0
Bond yield [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	8.38		8.59	8.62			8.63			8.69				8.64	8.32		8.32
Bond yield [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement									8.62		8.7	8.81		8.64		8.62
Bond yield [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement		8.51			8.65	8.63		8.49	8.62				8.66